Share-based Payment - Summary Of Share Based Payment (Detail)	9 Months Ended
Sep. 30, 2026
Restricted Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	1,179,828
Granted during the period	541,771
Settled during the period	(63,779)
Transferred during the period	(500,052)
Forfeited during the period	(84,524)
Ending balance	1,073,244
Restricted Stock Units [Member] | 2027
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	558,050
Restricted Stock Units [Member] | 2028
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	356,617
Restricted Stock Units [Member] | 2029
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	158,577
Performance Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	165,258
Granted during the period	102,778
Settled during the period	(839)
Transferred during the period	(85,820)
Forfeited during the period	(19,588)
Ending balance	161,789
Performance Stock Units [Member] | 2027
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	82,182
Performance Stock Units [Member] | 2028
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	53,831
Performance Stock Units [Member] | 2029
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	25,776
Restricted Stock Units and Performance Stock Unit [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	1,345,086
Granted during the period	644,549
Settled during the period	(64,618)
Transferred during the period	(585,872)
Forfeited during the period	(104,112)
Ending balance	1,235,033
Restricted Stock Units and Performance Stock Unit [Member] | 2027
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	640,232
Restricted Stock Units and Performance Stock Unit [Member] | 2028
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	410,448
Restricted Stock Units and Performance Stock Unit [Member] | 2029
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vested at the reporting date	184,353